Receivables - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2015 USD ($) Contract	Jun. 30, 2014 USD ($) Contract	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
VAT receivables included in other assets	$ 34		$ 116
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	82	$ 181
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 39	$ 72
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts | Contract	622	715
Finance lease receivable, pre-modification value	$ 18	$ 16
Finance lease receivable, post-modification value	$ 17	$ 14
NAFTA [Member] | Concession [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts | Contract	344	475
Finance lease receivable, pre-modification value	$ 6	$ 9
Finance lease receivable, post-modification value	$ 5	$ 7